Other Assets - Schedule of Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Financial investments	$ 95	$ 112
In-store displays, net	35	34
Debenture expense	25	28
Notes receivable	2	1
Other	27	34
Total	$ 184	$ 209